ACCRUED EXPENSES	12 Months Ended
Apr. 30, 2024
Payables and Accruals [Abstract]
ACCRUED EXPENSES

Note 6: ACCRUED EXPENSES

The composition of accrued expenses is summarized below:

	April 30, 2024	April 30, 2023
Accrued payroll	$1,304,363	$1,535,186
Accrued bonus	1,022,751	1,720,606
Accrued professional fees	37,212	490,424
Other accrued expenses	1,041,046	1,165,623
Total	$3,405,372	$4,911,839